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[MLB Letterhead]



May 17, 2000



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      SEI Insurance Products Trust
         File Nos. 333-70013 and 811-09183


Ladies and Gentlemen:

On behalf of our client, SEI Insurance Products Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectuses and Statement of Additional Information dated April 30, 2000, do not differ from those contained in the Trust's Post-Effective Amendment No. 2 which was filed via EDGAR on April 17, 2000.

Please contact me at (215) 963-4790 if you have any questions or comments concerning this filing.



Sincerely,

/s/ Richard W. Grant

Richard W. Grant



cc:      Mr. Kevin Kline